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[SBG LOGO]
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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

A LETTER FROM THE PRESIDENT

At Security Benefit we strive for the optimum in financial integrity, operational excellence and core values. Our dedication to providing quality products and services is a never-ending quest. It's through these commitments that we maintain a strong financial position and consistent growth for the protection and security of our policyholders and customers.

Capitalizing on opportunities and challenges, 1997 was a year of milestones for Security Benefit.

*  Sales were up 5%
*  Profits were up 17%
*  Company assets rose 11%
*  Statutory equity rose 29%

We have long been positioned to meet the demand for flexible annuities. And we took that one step further in 1997 by unveiling Variflex Signature. Our new variable annuity offers opportunities for investors tired of low interest rates and lack of control over their insurance investments.

Another milestone for 1997 was FORTUNE magazine citing Security Benefit as "One of the Best 100 Companies To Work for in America." FORTUNE has discovered what our associates already know--that Security Benefit is a quality, caring and well-managed place to work and grow. We understand that satisfied people are more productive people, and that translates to higher quality service to our customers.

When it comes to quality service, 1997 was a banner season for Security Benefit. DALBAR, an independent research firm that rates the service standards of financial services organizations, awarded us the first Quality Tested Service Seal. The award places Security Benefit at the pinnacle of superior customer service in the variable annuity industry.

As we move forward, our sights are set high to continue as a leader in the financial services industry. By anticipating evolving needs and developing appropriate solutions, we anticipate a prosperous and successful 1998.


HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

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                               BOARD OF DIRECTORS

Howard R. Fricke
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

Thomas R. Clevenger
Wichita, Kansas

Sister Loretto Marie Colwell
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

John C. Dicus
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

Stephen J. Douglass
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

William W. Hanna
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

John E. Hayes, Jr.
Chairman of the Board and CEO
Western Resources, Inc.
Topeka, Kansas

Laird G. Noller
President
Noller Enterprises
Topeka, Kansas

Frank Sabatini
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

Robert C. Wheeler
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 2, 1998 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

For More Information Call 1-800-888-2461

This report is submitted only for the general information of Varilife insurance policyowners and is not authorized for distribution to the public.

Enclosed are December 1997 financial reports for the variable life insurance separate account.

www.securitybenefit.com
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                              Financial Statements

                                    Varilife

                     Years ended December 31, 1997 and 1996
                       With Report of Independent Auditors

                                    Varilife
                              Financial Statements
                     Years ended December 31, 1997 and 1996


                                    Contents


Report of Independent Auditors..............................................   1

Audited Financial Statements
  Balance Sheet.............................................................   2
  Statements of Operations and Changes in Net Assets........................   3
  Notes to Financial Statements.............................................   4

                         Report of Independent Auditors


The Contract Owners of Varilife and
The Board of Directors of Security Benefit Life Insurance Company


We have audited the accompanying balance sheet of Varilife (the Account) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Varilife at December 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 6, 1998

                                    Varilife
                                  Balance Sheet
                                December 31, 1997

ASSETS

Investments:

  SBL Fund:

    Series A (Growth Series) - 2,311 shares at net asset value of
      $29.39 per share (cost, $68,580) ..............................   $ 67,928

    Series B (Growth-Income Series) - 3,440 shares at net asset
      value of $41.60 per share (cost, $93,060) .....................    143,103

    Series C (Money Market Series) - 763 shares at net asset value
      of $12.53 per share (cost, $9,744) ............................      9,563

    Series D (Worldwide Equity Series) - 326 shares at net asset
      value of $6.14 per share (cost, $1,904) .......................      2,001

    Series E (High Grade Income Series) - 260 shares at net asset
      value of $12.25 per share (cost, $3,069) ......................      3,190
                                                                         -------
Total assets ........................................................   $225,785
                                                                         =======

NET ASSETS

Net assets are represented by (Note 3):

  Growth Series:
    Accumulation units - 1,916 units at $35.46 per unit .............   $ 67,928

  Growth-Income Series:
    Accumulation units - 4,079 units at $35.08 per unit .............    143,103

  Money Market Series:
    Accumulation units - 597 units at $16.01 per unit ...............      9,563

  Worldwide Equity Series:
    Accumulation units - 155 units at $12.95 per unit ...............      2,001

  High Grade Income Series:
    Accumulation units - 158 units at $20.24 per unit ...............      3,190
                                                                         -------
Total net assets ....................................................   $225,785
                                                                         =======

SEE ACCOMPANYING NOTES.

                                    Varilife
               Statements of Operations and Changes in Net Assets
                     Years ended December 31, 1997 and 1996

                                                                                                1997
                                                                 -------------------------------------------------------------------
                                                                                 GROWTH-       MONEY        WORLDWIDE     HIGH GRADE
                                                                   GROWTH        INCOME        MARKET        EQUITY         INCOME
                                                                   SERIES        SERIES        SERIES        SERIES         SERIES
                                                                 -------------------------------------------------------------------
Dividend distributions.........................................  $     673      $  2,760      $    491       $   41         $  223
Expenses (NOTE 2):
   Mortality and expense risk fee..............................       (784)       (1,172)         (236)         (18)           (27)
   Administrative fee and insurance costs......................       (619)         (569)         (391)         (37)           (56)
                                                                 -------------------------------------------------------------------
Net investment income (loss)...................................       (730)        1,019          (136)         (14)           140

Capital gain distributions.....................................      6,295         6,849           ---           89            ---
Realized gain on investments...................................     23,152           762         1,366            9              4
Unrealized appreciation (depreciation) on investments..........    (11,726)       19,821          (553)         (15)            67
                                                                 -------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.........     17,721        27,432           813           83             71
                                                                 -------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     16,991        28,451           677           69            211

Net assets at beginning of year................................     90,484       114,652        33,352        1,932          2,979
Varilife deposits (NOTES 2 AND 3)..............................     61,090           ---        52,417          ---            ---
Terminations and withdrawals (NOTES 2 AND 3)...................   (100,637)          ---       (76,883)         ---            ---
                                                                 -------------------------------------------------------------------
Net assets at end of year......................................  $  67,928      $143,103      $  9,563       $2,001         $3,190
                                                                 ===================================================================

                                                                                                1996
                                                                 ------------------------------------------------------------------
                                                                                GROWTH-       MONEY        WORLDWIDE     HIGH GRADE
                                                                  GROWTH        INCOME        MARKET        EQUITY         INCOME
                                                                  SERIES        SERIES        SERIES        SERIES         SERIES
                                                                 ------------------------------------------------------------------
Dividend distributions.........................................  $    694      $  3,618      $  1,091      $    973      $    178
Expenses (NOTE 2):
   Mortality and expense risk fee..............................      (722)       (1,579)         (386)         (281)          (62)
   Administrative fee and insurance costs......................      (687)       (1,694)         (646)         (455)         (117)
                                                                 ------------------------------------------------------------------
Net investment income (loss)...................................      (715)          345            59           237            (1)

Capital gain distributions.....................................     4,292        17,492           ---           919           ---
Realized gain on investments...................................    12,989        44,419         1,523        11,755           897
Unrealized appreciation (depreciation) on investments..........    (2,350)      (34,547)         (504)       (8,563)       (1,589)
                                                                 ------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.........    14,931        27,364         1,019         4,111          (692)
                                                                 ------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    14,216        27,709         1,078         4,348          (693)

Net assets at beginning of year................................    76,105       179,374        46,875        37,296        19,303
Varilife deposits (NOTES 2 AND 3)..............................    47,979           ---        47,817           ---           ---
Terminations and withdrawals (NOTES 2 AND 3)...................   (47,816)      (92,431)      (62,418)      (39,712)      (15,631)
                                                                 ==================================================================
Net assets at end of year......................................  $ 90,484      $114,652      $ 33,352      $  1,932      $  2,979
                                                                 ==================================================================

SEE ACCOMPANYING NOTES.
                                       3
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                                    Varilife
                          Notes to Financial Statements
                           December 31, 1997 and 1996


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Varilife (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All activity in the account relates to a variable life product sold by SBL. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited are invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stock and equivalents) and Series E (High Grade Income Series - emphasis on current income with security of principal).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide subadvisory services for the Worldwide Equity Series.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                          1997                     1996
                                 ----------------------   ----------------------
                                  COST OF     PROCEEDS     COST OF     PROCEEDS
                                 PURCHASES   FROM SALES   PURCHASES   FROM SALES
                                 ---------   ----------   ---------   ----------
Growth Series.................... $68,052     $102,034     $52,965     $49,225
Growth-Income Series.............   9,609        1,741      21,110      95,704
Money Market Series..............  52,902       77,504      48,907      63,449
Worldwide Equity Series..........     131           56       1,892      40,448
High Grade Income Series.........     223           83         178      15,810

                                    Varilife
                    Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts an administrative fee of $20 per month for the first 12 months and $5 per month thereafter. A deduction for insurance costs also is made monthly and is based on the insured's attained age, sex, rating class and policy value. A surrender charge is assessed against full surrenders of a policy during the first eight years of the policy, declining from 8% in the first year to 1% in the eighth year. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.9% of the net asset value of each contract.

When applicable, an amount for state premium taxes is deducted from each premium as provided by pertinent state law.

                                    Varilife
                    Notes to Financial Statements (continued)


3. SUMMARY OF UNIT TRANSACTIONS

                                                                      Units
                                                                 ---------------
                                                                 1997      1996
                                                                 -----     -----
Growth Series:
  Varilife deposits...........................................   1,799     1,731
  Terminations, withdrawals and expense charges...............   3,137     1,804

Growth-Income Series:
  Terminations, withdrawals and expense charges...............      18     3,416

Money Market Series:
  Varilife deposits...........................................   3,362     3,144
  Terminations, withdrawals and expense charges...............   4,937     4,151

Worldwide Equity Series:
  Terminations, withdrawals and expense charges...............       2     3,380

High Grade Income Series:
  Terminations, withdrawals and expense charges...............       2       861